Investment In Equity Balance Sheet Data (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Data [Line Items]
Total current assets	$ 31,333,204	$ 37,457,564
Total assets	419,974,902	432,073,937
Total current liabilities	21,971,886	40,486,845
Total long-term liabilities	182,482,503	170,362,945
Box Ships Inc.
Balance Sheet Data [Line Items]
Total current assets	19,578,166	16,294,791
Total non-current assets	425,485,703	385,116,095
Total assets	445,063,869	401,410,886
Total current liabilities	42,659,883	22,357,768
Total long-term liabilities	$ 181,624,703	$ 196,692,041